Debt (Equipment Loans) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Oct. 29, 2024	Mar. 22, 2024
Equipment Loan, Non-Revolving Credit Facility
Line of Credit Facility [Line Items]
Debt issued, face amount			$ 366	$ 412
Repayment of credit facility	$ 88	$ 63
Equipment Loan, Non-Revolving Credit Facility | Minimum
Line of Credit Facility [Line Items]
Term of issuance	15 years
Equipment Loan, Non-Revolving Credit Facility | Maximum
Line of Credit Facility [Line Items]
Term of issuance	20 years
Non-Revolving Credit Facility
Line of Credit Facility [Line Items]
Outstanding borrowings	$ 1,329	$ 1,449
Interest rate	3.85%	4.79%
Available borrowing capacity	$ 0	$ 0